Other expenses and income (Details) - ZAR (R) R in Millions		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other expenses and income
Derivative gains		R (2,003)	R (2,364)	R (3,287)
Translation losses/(gains)		897	839	(2,728)
Trade and other receivables		178	485	(1,436)
Trade and other payables		88	241	171
Foreign currency loans		(238)	263	161
Other		869	(150)	(1,624)
Exploration expenditure and feasibility costs		509	422	751
Professional fees		1,821	2,076	2,455
Expected credit losses (released)/raised		(76)	189	234
Other income		(6,462)	(4,025)	(5,181)
Research and development expenditure expensed		1,548	R 1,513	R 1,388
Credit to Materials, energy and consumables used related to compensation for historical costs		(3,900)
Transnet settlement
Other expenses and income
Net payment received as settlement	R 4,300
Amount owed to Sasol as settlement	5,500
Amount owed to Transnet as settlement	R 1,200
Credit to Materials, energy and consumables used related to compensation for historical costs		(3,900)
Settlement received from Transnet accounted for in Other income		R (1,600)